PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 4 － PLANT AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of
	December 31,	June 30,	June 30,
	2023	2024	2024
	SGD	SGD	USD
As cost:
Leasehold improvements	1,657,643	1,259,919	927,433
Office equipment	76,536	77,975	57,398
Computer equipment	273,657	52,843	38,898
	2,007,836	1,390,737	1,023,729
Less: accumulated depreciation	(1,710,249)	(1,031,228)	(759,092)
Plant and equipment, net	297,587	359,509	264,637

Depreciation expense for the six months ended June 30, 2023 and 2024 were SGD19,323 and SGD78,565 (US$57,832), respectively.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS